Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [Roll Forward]
Amount at the beginning of the year	$ 971,090	$ 968,280
Proceeds from long-term borrowings	30,972	116,015	$ 108,271
Payments of long-term borrowings	(108,425)	(34,750)	(101,826)
Proceeds from short term borrowings	286,115	207,217
Payments of short-term borrowings	(328,463)	(233,540)	(131,521)
Payments of interest	(49,592)	(57,914)
Accrued interest	48,791	52,800
Exchange differences, inflation and translation, net	(52,693)	(55,612)
Others	19,856	8,594
Amount at the end of the year	$ 817,651	$ 971,090	$ 968,280